Business acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Jiangsu Five Star [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition
The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Conversion of loan and assuming of debt	1,024,946
Fair value of previously held equity interests	1,274,257

Total	2,299,203

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net liabilities assumed	(14,549)
Appreciation of property, equipment and softwar e	190,194
Intangible assets
- Trademark	489,000
Goodwill	2,185,135
Deferred tax liabilities	(169,798)
Non-controlling interests	(380,779)

Total	2,299,203

Kuayue Express [Member]
Business Acquisition [Line Items]
Summary of purchase price as of the date of acquisition	The purchase price as of the date of acquisition is comprised of:

Amounts
RMB’000
Cash	2,850,000
Issuance of ordinary shares of JD Logistics less cash proceeds received	115,856

Total	2,965,856

Schedule of allocation of the purchase price as of the date of acquisition
The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities as of the date of acquisition is summarized as follows:

Amounts
RMB’000
Net assets acquired	1,110,375
Appreciation of property, equipment and software	362,148
Intangible assets
- Customer relationship	2,549,400
Goodwill	1,632,512
Deferred tax liabilities	(727,887)
Non-controlling interests	(1,960,692)

Total	2,965,856